The fair value of stock options granted was estimated on the date of grant using the Black-Scholes model with the following data and assumptions: (Details)				12 Months Ended
	Oct. 15, 2021	Feb. 28, 2021	Feb. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Annualized volatility				100.00%
Risk-free interest rate					0.33%
Expected life	1 year	1 year	5 years	5 years	5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annualized volatility					151.64%
Risk-free interest rate				0.36%
Top of range [member]
IfrsStatementLineItems [Line Items]
Annualized volatility					152.24%
Risk-free interest rate				1.19%